Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended
	Jan. 12, 2021	Oct. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Jan. 11, 2021	Oct. 06, 2020
Proceeds from related party debt					$ 55,000
Related party transaction, terms of agreement					The Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 25% of such shares, upon consummation of the Company’s initial Business Combination, (ii) with respect to 25% of such shares, when the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, when the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (iv) with respect to 25% of such shares, when the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period
Working Capital Loan
Due to Related Parties			$ 0	$ 0	$ 0
Debt instrument convertible into warrants			$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument conversion price			$ 10.00	$ 10.00	$ 10.00
Sponsor
Business acquisition, voting interest percentage			25.00%		25.00%
Sponsor | Promissory Note
Debt instrument, face amount							$ 300,000
Proceeds from related party debt			$ 60,375	$ 0
Debt instrument interest rate				0.00%
Sponsor | Share Price Equals or Exceeds To USD Twelve
Share transfer, trigger price, price per share			$ 12.00		$ 12.00
Number of consecutive trading days for determining share price					20 days
Number of trading days for determining share price					30 days
Business acquisition, voting interest percentage			25.00%		25.00%
Sponsor | Share Price Equals or Exceeds To USD Thirteen Point Five
Share transfer, trigger price, price per share			$ 13.50		$ 13.50
Number of consecutive trading days for determining share price					20 days
Number of trading days for determining share price					30 days
Business acquisition, voting interest percentage			25.00%		25.00%
Sponsor | Share Price Equals or Exceeds To seventeen
Share transfer, trigger price, price per share			$ 17.00		$ 17.00
Number of consecutive trading days for determining share price					20 days
Number of trading days for determining share price					30 days
Business acquisition, voting interest percentage			25.00%		25.00%
Sponsor | Share Price Equals or Exceeds To USD 20.00
Share transfer, trigger price, price per share				$ 12.00
Lock in period for redemption of public shares after closing of merger				270 days
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining share price				30 days
Sponsor | Share Price Equals or Exceeds To USD 20.00 | Maximum
Number of trading days for determining share price				90 days
Sponsor | Founder Shares
Shares issued, shares, share-based payment arrangement, forfeited		4,535,000
Sponsor | Accounts Payable and Accrued Liabilities
Related party transaction, amounts of transaction				$ 15,015
Sponsor | Office Space Administrative And Support Services
Related party transaction, amounts of transaction	$ 10,000
Class B Common Stock
Proceeds from issuance of common stock					$ 25,000
Class B Common Stock | Founder Shares
Common stock, dividends, per share, declared		$ 1.17259212
Temporary equity shares outstanding			4,511,250	4,511,250	4,511,250	4,511,250
Class B Common Stock | Sponsor | Founder Shares
Stock issued during period, shares, new issues		3,867,500
Proceeds from issuance of common stock		$ 25,000
Shares issued, shares, share-based payment arrangement, forfeited		23,750
Temporary equity shares outstanding		4,511,250